Prepaid expenses and accrued revenues	12 Months Ended
Dec. 31, 2020
Prepaid expenses and accrued revenues
Prepaid expenses and accrued revenues	Note 17. Prepaid expenses and accrued revenues

Skr mn	Dec 31, 2020	Dec 31, 2019
Interest income accrued	1,958	2,747
Prepaid expenses and other accrued revenues	29	0
Total	1,987	2,747